Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues
Power generation	$ 974,882	$ 487,408
Other		3,234
Total revenues	974,882	490,642
Cost of revenues
Depreciation	307,570	177,947
Direct operating costs	245,439	136,406
Total cost of revenues	553,009	314,353
Gross profit	421,873	176,289
General and administrative expenses	3,168,623	2,162,214
Impairment of assets	113,661
	3,282,284	2,162,214
Operating loss	(2,860,411)	(1,985,925)
Other expense
Interest expense	504,883	308,211
Inducement for conversion of notes payable		102,193
Gain on derivative liability on warrants	(32,239)	(47,310)
Total other expense	472,644	363,094
Loss before provision for income taxes	(3,333,055)	(2,349,019)
Provision for state income taxes	928	1,227
Net loss	(3,333,983)	(2,350,246)
Less: Income attributable to noncontrolling interest in subsidiary	45,908	19,976
Net loss attributable to common stockholders	$ (3,379,891)	$ (2,370,222)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.17)	$ (0.14)
Weighted average shares outstanding - basic and diluted (in Shares)	19,884,247	17,089,124